Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

"Name:     RockView Management, LLC"
Address:  One Station Place
"          Stamford, CT 06902"

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nadine Girgis
Title: Chief Compliance Officer
Phone: 203-388-4921

"Signature, Place, and Date of Signing:"
"Nadine Girgis               Stamford, CT                 "
"[Signature]                      [City, State]              [Date]"

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ]    13F NOTICE. (Check here if no holdings reported are in this
"       report, and all holdings are reported by other reporting"
       manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
"[If there are no entries in this list, omit this section.]"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 101
"Form 13F Information Table Value Total: $ 76,931 (thousands)"
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

"[If there are no entries in this list, state ""NONE"" and omit the" column headings and list entries.]

No.             Form 13F File Number            Name

None

FORM 13F INFORMATION TABLE

ITEM 1:	ITEM 2:	ITEM 3:	 ITEM 4: 	 ITEM 5: 	ITEM 6:	ITEM 7:	ITEM 8:
NAME OF	TITLE OF	CUSIP	 MARKET  	 AMOUNT OF 	INVESTMENT 	MGRS	VOTING
ISSUER	CLASS	NUMBER	 VALUE 	 SECURITY 	DISCRETION		AUTHORITY
			 (000) 	 (SHARES) 	(A)		(A)

ELF SPL FING LTD UNIT 1 SR CR LKD NT SER A & CAPPED WT 0.00000000% 12/31/99		285915AC8	 957.50 	 10.00 	SOLE		SOLE
ION MEDIA NETWORKS INC MANDATORILY CONV PFD 12% SER B		46205A806	 -   	 12.00 	SOLE		SOLE
ELF SPL FING LTD UNIT 1 SR CR LKD NT SER B & UNCAPPED WT 0.00000000% 12/31/99		285915AD6	" 17,235.00 "	 180.00 	SOLE		SOLE
WTS PARMALAT SPA WTS ON AZIONI ORDINARIE		T7S73MAA5	 0.41 	 650.00 	SOLE		SOLE
INTERPUBLIC GROUP COS INC PERP PFD CONV SER B 5.25%		460690803	 304.88 	 750.00 	SOLE		SOLE
DUNE ENERGY INC SENIOR PREFERRED CONV 10%		265338400	 62.70 	 836.00 	SOLE		SOLE
TRUMP ENTERTAINMENT RESORTS INC		89816T103	 0.09 	" 1,147.00 "	SOLE		SOLE
PARMALAT S P A 144A SPONSORED GDR REPSTG WARRANTS 12/31/2015		70175R110	 2.50 	" 1,300.00 "	SOLE		SOLE
PORTLAND GENERAL ELECTRIC CO NEW		736508847	 21.62 	" 1,633.00 "	SOLE		SOLE
INTERPUBLIC GROUP COS INC 5.25% CONV PERP PFD SER B 144A		460690407	" 1,203.75 "	" 3,000.00 "	SOLE		SOLE
GMAC LLC 7.35% NOTES DUE 08/08/2032		36186C301	 41.90 	" 5,700.00 "	SOLE		SOLE
B6 WTS CORE MARK HOLDING CO INC CALL FROM FTSE		218681120	 10.89 	" 6,224.00 "	SOLE		SOLE
DUNE ENERGY INC SR PFD CONV 144A		265338301	 548.25 	" 7,310.00 "	SOLE		SOLE
BAC CAPITAL TRUST V 6% TRUST PFD SECS DUE 11/3/34		055184204	 79.62 	" 7,700.00 "	SOLE		SOLE
UNITED REFINING ENERGY CORP COM		911360105	 104.71 	" 10,930.00 "	SOLE		SOLE
BAC CAP TR VIII 6.00% TR PFD SECS DUE 8/25/35		05518T209	 114.70 	" 11,300.00 "	SOLE		SOLE
VICTORY ACQUISITION CORP		92644D100	 148.50 	" 15,000.00 "	SOLE		SOLE
JK ACQUISITION CORP NEW CALL FROM FTSE		47759H304	 0.03 	" 15,467.00 "	SOLE		SOLE
IDEATION ACQUISITION CORP		451665103	 131.08 	" 17,500.00 "	SOLE		SOLE
KBL HEALTHCARE ACQUISITION CORP III		48241N107	 144.77 	" 18,850.00 "	SOLE		SOLE
COMCAST HOLDINGS CORPORATION 2% EXCH SUBORDINATED DEBS		200300507	 392.00 	" 20,000.00 "	SOLE		SOLE
GOLDEN POND HEALTHCARE INC		38116J109	 151.00 	" 20,000.00 "	SOLE		SOLE
FOAMEX INTL INC NEW CALL FROM FTSE		344123203	 0.10 	" 20,676.00 "	SOLE		SOLE
WTS APEX BIOVENTURES ACQUISITNCORP		03753Q113	 0.44 	" 31,250.00 "	SOLE		SOLE
DANA HOLDING CORP		235825205	 14.43 	" 31,360.00 "	SOLE		SOLE
SANTA MONICA MEDIA CORP		802501106	 269.53 	" 33,860.00 "	SOLE		SOLE
UTS 2020 CHINACAP ACQUIRCO INCUNIT 1 COM & 1 WT EXP		90212G208	 272.29 	" 36,500.00 "	SOLE		SOLE
WTS INFORMATION SERVICES GROUPINC		45675Y112	 2.25 	" 37,500.00 "	SOLE		SOLE
CORTS TR U S WEST COMMUNICATIONS DEBS CORP BKD TR SECS CTFS PFD 7.5%		22081G209	 545.89 	" 38,992.00 "	SOLE		SOLE
ALERITAS CAPITAL CORP CALL FROM FTSE		01449F103	 0.31 	" 39,000.00 "	SOLE		SOLE
WTS ARCADE ACQUISITION CORP		038798112	 0.05 	" 45,000.00 "	SOLE		SOLE
WTS STONELEIGH PARTNERS ACQ CORP		861923126	 0.94 	" 47,000.00 "	SOLE		SOLE
UTS CHARDAN 2008 CHINA ACQUISITION CORP UNIT 1 COM & 1 WT EXP		G8977T127	 357.50 	" 50,000.00 "	SOLE		SOLE
INDIA HOSPITALITY ORD SHS REG S		G47601102	 -   	" 50,000.00 "	SOLE		SOLE
HIGHLANDS ACQUISITION CORP		430880104	 474.50 	" 50,000.00 "	SOLE		SOLE
WTS STONE TAN CHINA ACQUISITION CORPORATION		861752111	 1.04 	" 52,000.00 "	SOLE		SOLE
WTS GHL ACQUISITION CORP		36172H116	 9.86 	" 54,800.00 "	SOLE		SOLE
WTS COMMUNITY BANKERS TRUST CORPORATION		203612114	 25.90 	" 55,100.00 "	SOLE		SOLE
LIBERTY ACQUISITION HOLDINGS CORP		53015Y107	 502.49 	" 57,231.00 "	SOLE		SOLE
WTS ENERGY INFRASTRUCTUIRE ACQUISITION CORP CALL FROM FTSE		29269P117	 -   	" 57,500.00 "	SOLE		SOLE
WTS LIBERTY ACQUISITION HOLDINGS CORP		53015Y115	 20.52 	" 72,000.00 "	SOLE		SOLE
WTS ALPHA SECURITY GROUP CORP		02078A118	 0.08 	" 75,000.00 "	SOLE		SOLE
WTS PROSPECT ACQUISITION CORPORATION		74347T111	 3.84 	" 76,800.00 "	SOLE		SOLE
WTS COLUMBUS ACQUISITION CORP		198851115	 2.34 	" 78,000.00 "	SOLE		SOLE
WTS NAVIOS MARITIME ACQUISITION CORP CALL FROM FTSE		Y62159119	 15.20 	" 80,000.00 "	SOLE		SOLE
ORACLE HEALTHCARE ACQUISITION CORP CALL FROM FTSE		68402M102	 0.03 	" 88,875.00 "	SOLE		SOLE
WTS SECURE AMERICA ACQUISITIONCORPORATION		81372L111	 1.79 	" 89,500.00 "	SOLE		SOLE
ION MEDIA NETWK CL B CONV PFD FRACTIONAL SHARES		EGC05A802	 -   	" 93,322.00 "	SOLE		SOLE
WTS LIBERTY INTL ACQ CALL WTS ON LIBERTY ACQUISITION HOLD		G67861123	 14.25 	" 95,000.00 "	SOLE		SOLE
WTS PAN EUROPEAN HOTEL ACQUISITION CO N V WT EXP 144A		69805M111	 -   	" 99,600.00 "	SOLE		SOLE
WTS TRIPLECROWN ACQUISITION CORP		89677G117	 10.00 	" 100,000.00 "	SOLE		SOLE
WTS INTER-ATLANTIC FINANCIAL INC		45890H118	 4.26 	" 104,000.00 "	SOLE		SOLE
XO HOLDINGS INC 6% CLASS A CONV PFD		93176360                                          	 -   	" 107,794.00 "	SOLE		SOLE
TRIAN ACQUISITION I CORP		89582E108	" 1,054.82 "	" 113,300.00 "	SOLE		SOLE
WTS HICKS ACQUISITION CO I INC		429086127	 8.35 	" 114,400.00 "	SOLE		SOLE
WTS TM ENTERTAINMENT AND MEDIAINC		87260T116	 3.60 	" 120,000.00 "	SOLE		SOLE
WTS TREMISIS ENERGY ACQUISITION CORPORATION II		89472N119	 14.76 	" 123,000.00 "	SOLE		SOLE
WTS ASIA SPECIAL SITUATION ACQUISITION CORP		G0538M121	 22.41 	" 124,500.00 "	SOLE		SOLE
WTS ATLAS ACQUISITION HOLDINGSCORP		049162118	 7.50 	" 125,000.00 "	SOLE		SOLE
WTS INDIA HOSPITALITY CORP REG S		G47601110	 3.90 	" 130,000.00 "	SOLE		SOLE
WTS ADVANCED TECHNOLOGY ACQUISITION CORP CALL FROM FTSE		007556111	 0.90 	" 149,500.00 "	SOLE		SOLE
WTS CAPITOL ACQUISITION CORP CALL FROM FTSE		14055E112	 12.00 	" 150,000.00 "	SOLE		SOLE
WTS SAPPHIRE INDUSTRIALS CORP		80306T117	 19.50 	" 150,000.00 "	SOLE		SOLE
WTS SANTA MONICA MEDIA CORP EXP 03/27/2011		802501114	 1.20 	" 150,000.00 "	SOLE		SOLE
CITIGROUP INC 8.50% DEP SH REPSTG 1/1000TH PERPETUAL PFD SER F		172967556	" 2,360.65 "	" 155,000.00 "	SOLE		SOLE
WTS MEDIA & ENTMT HLDGS INC		58439W116	 0.80 	" 160,000.00 "	SOLE		SOLE
WTS UNITED REFINING ENERGY CORP		911360113	 13.52 	" 169,000.00 "	SOLE		SOLE
WTS GOLDEN POND HEALTHCARE INC		38116J117	 6.80 	" 170,000.00 "	SOLE		SOLE
WTS ENTERPRISE ACQUISITION CORP		29365R116	 4.38 	" 175,000.00 "	SOLE		SOLE
WTS TRIAN ACQUISITION I CORP		89582E116	 32.38 	" 185,000.00 "	SOLE		SOLE
WTS IDEATION ACQUISITION CORP		451665111	 19.25 	" 192,500.00 "	SOLE		SOLE
HIGH VOLTAGE ENGR CORP NEW		429810807	 -   	" 203,000.00 "	SOLE		SOLE
WTS BPW ACQUISITION CORP		055637110	 34.40 	" 215,000.00 "	SOLE		SOLE
WTS ALTERNATIVE ASSET MGMT ACQUISITION CORP		02149U119	 3.41 	" 227,200.00 "	SOLE		SOLE
WTS OVERTURE ACQUISITION CORP		G6830P118	 19.20 	" 240,000.00 "	SOLE		SOLE
MERISTAR HOSPITALITY CORP SUB CONV NOTE 9.50000000% 04/01/10		58984YAJ2	 256.63 	" 250,000.00 "	SOLE		SOLE
WTS HIGHLANDS ACQUISITION CORP		430880112	 27.50 	" 250,000.00 "	SOLE		SOLE
RESEARCH PHARM SRV REG S		U76095105	 -   	" 301,923.00 "	SOLE		SOLE
W WTS ISRAEL GROWTH PARTNERS ACQUISITION CORP CALL FROM FTSE		465090116	 165.20 	" 330,400.00 "	SOLE		SOLE
WTS CHINA HOLDINGS ACQUISITIONCORPORATION		16942N114	 13.65 	" 341,200.00 "	SOLE		SOLE
WTS SPORTS PROPERTIES ACQUISITION CORP		84920F115	 20.96 	" 349,300.00 "	SOLE		SOLE
JAZZ TECHNOLOGIES INC CONV 8.00000000% 12/31/11		47214EAA0	 83.44 	" 375,000.00 "	SOLE		SOLE
CITIGROUP INC DEP SHS REPSTG 1/1000TH 8.125%SER AA PFD		172967572	" 5,792.65 "	" 379,100.00 "	SOLE		SOLE
WTS NRDC ACQUISITION CORP		62941R110	 74.00 	" 400,000.00 "	SOLE		SOLE
POWER-ONE INC 8% 144A SENIOR SECURED CONVERTIBLE NOTES DUE 2013 8.00000000% 06/17/13		739308AA2	 -   	" 500,000.00 "	SOLE		SOLE
WTS GLOBAL BRANDS ACQUISITION CORP		378982110	 21.00 	" 600,000.00 "	SOLE		SOLE
ANADIGICS INC CONV SR NOTE 5.00000000% 10/15/09		032515AD0	 725.63 	" 750,000.00 "	SOLE		SOLE
FIBERTOWER CORP SR SEC NT CV9%12 9.00000000% 11/15/12		31567RAC4	 286.88 	" 900,000.00 "	SOLE		SOLE
MAGNA ENTERTAINMENT EURO CONV 8.55000000% 06/15/10		U55658AB1	 -   	" 1,200,000.00 "	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC CONV SR NT 5.25000000% 12/15/11		52729NBF6	 637.50 	" 1,250,000.00 "	SOLE		SOLE
ION MEDIA NETWORKS INC MANDATORILY CONV SR SUB NT SER A 11.00000000% 07/31/13		46205AAB9	 0.84 	" 1,684,983.00 "	SOLE		SOLE
NII HLDGS INC SR NT CONV 2.75000000% 08/15/25		62913FAF9	" 2,278.13 "	" 2,500,000.00 "	SOLE		SOLE
VIRGIN MEDIA INC SR NT CONV 144A 6.50000000% 11/15/16		92769LAA9	" 1,343.75 "	" 2,500,000.00 "	SOLE		SOLE
AMERICAN REAL ESTATE PARTNERS L P SR NT CONV 144A 4.00000000% 08/15/13		029169AA7	" 1,725.03 "	" 3,000,000.00 "	SOLE		SOLE
VORNADO REALTY TRUST CVT SENIOR DEBENTURES 3.62500000% 11/15/26		929043AE7	" 2,340.00 "	" 3,000,000.00 "	SOLE		SOLE
VECTOR GROUP LTD CONV SUB NT 11.00000000% 08/15/15		92240MAP3	" 3,200.00 "	" 4,000,000.00 "	SOLE		SOLE
NII HLDGS INC NT CONV 3.12500000% 06/15/12		62913FAJ1	" 4,274.25 "	" 6,150,000.00 "	SOLE		SOLE
LIONS GATE ENTMT CORP CONV SR SUB NT 3.62500000% 03/15/25		535919AG9	" 4,445.31 "	" 6,250,000.00 "	SOLE		SOLE
VECTOR GROUP LTD CONV SR NT CONV 5.00000000% 11/15/11		92240MAE8	" 7,987.50 "	" 7,500,000.00 "	SOLE		SOLE
VECTOR GROUP LTD SR DEB CONV 5.75000000% 06/15/26		92240MAL2	" 13,362.81 "	" 15,250,000.00 "	SOLE		SOLE
GENERAL MOTORS CORPORATION CONV PFD 1.50 06/01/2009 SERIES D		370442691	 18.50 	" 2,000.00 "	SOLE		SOLE